FINANCIAL INSTRUMENTS - Disclosure of liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Liabilities arising from financing activities at beginning of period	$ 19,859	$ 27,871
Cash flows	(4,586)	(6,242)
Foreign exchange movement	(269)	(520)
Other	9,653	(1,250)
Liabilities arising from financing activities at end of period	24,657	19,859
Lease liabilities (including current maturities)
Financial instruments
Liabilities arising from financing activities at beginning of period	7,239	11,564
Cash flows	(2,468)	(3,048)
Foreign exchange movement	(152)	(12)
Other	1,096	(1,265)
Liabilities arising from financing activities at end of period	5,715	7,239
Liability For Acquisition Of Non-controlling Interests
Financial instruments
Liabilities arising from financing activities at beginning of period	0
Cash flows	0
Foreign exchange movement	(17)
Other	8,557
Liabilities arising from financing activities at end of period	8,540	0
Liability for underwriter
Financial instruments
Liabilities arising from financing activities at beginning of period	0	1,131
Cash flows		1,124
Foreign exchange movement		(22)
Other		15
Liabilities arising from financing activities at end of period		0
Long term bank loan
Financial instruments
Liabilities arising from financing activities at beginning of period	12,620	15,176
Cash flows	(2,118)	(2,070)
Foreign exchange movement	(100)	(486)
Other	0	0
Liabilities arising from financing activities at end of period	$ 10,402	$ 12,620